Financial Risk Management and Capital Management - Schedule of Foreign Exchange Risk (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Foreign Exchange Risk [Line Items]
Exchange rate variance, Sensitivity	[1]	(10.00%)	(10.00%)
Exchange rate variance, Profit		$ (185,220)
Exchange rate variance, Equity		$ (185,220)
Exchange rate variance [Member]
Schedule of Foreign Exchange Risk [Line Items]
Exchange rate variance, Sensitivity	[1]	10.00%	10.00%
Exchange rate variance, Profit		$ 185,220
Exchange rate variance, Equity		$ 185,220

[1]	The method used to arrive at the possible change of 165 basis points (2025: 165 basis points) was based on the analysis of the absolute nominal change of the Reserve Bank of Australia (RBA) monthly issued cash rate. Historical rates indicate that for the past five financial years, interest rate movements ranged between 0 to 165 basis points. It is considered that 165 basis points a ‘reasonably possible’ estimate as it accommodates for the maximum variations inherent in the interest rate movement over the past five years.